                              Janus Adviser Series
                     Janus Adviser Risk-Managed Growth Fund
                      Janus Adviser Risk-Managed Core Fund

                       Supplement Dated February 28, 2006
                      To Currently Effective Prospectuses

Effective February 28, 2006, Janus Adviser Risk-Managed Growth Fund's and Janus Adviser Risk-Managed Core Fund's names are changed to "Janus Adviser INTECH Risk-Managed Growth Fund" and "Janus Adviser INTECH Risk-Managed Core Fund," respectively.

The Funds continue to be managed with the same investment strategies.

                              Janus Adviser Series
                      Janus Adviser Risk-Managed Core Fund

                       Supplement Dated February 28, 2006
                       To Currently Effective Prospectus

Effective February 28, 2006, Janus Adviser Risk-Managed Core Fund's name changed to "Janus Adviser INTECH Risk-Managed Core Fund."

The Fund continues to be managed with the same investment strategies.

                              Janus Adviser Series
                     Janus Adviser Risk-Managed Growth Fund

                       Supplement Dated February 28, 2006
                       To Currently Effective Prospectus

Effective February 28, 2006, Janus Adviser Risk-Managed Growth Fund's name changed to "Janus Adviser INTECH Risk-Managed Growth Fund."

The Fund continues to be managed with the same investment strategies.

                              Janus Adviser Series
                     Janus Adviser Risk-Managed Value Fund

                       Supplement Dated February 28, 2006
                      To Currently Effective Prospectuses

Effective February 28, 2006, Janus Adviser Risk-Managed Value Fund's name changed to "Janus Adviser INTECH Risk-Managed Value Fund."

The Fund continues to be managed with the same investment strategies.